Summary of Significant Accounting Policies - Computation of Basic and Diluted Net Loss Per Share Attributable to Common Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Basic and diluted net income (loss) per share:
Net Income (Loss)	$ (597)	$ 305,542
Less: Net income allocated to preferred stockholders	0	(49,358)
Net income (loss) attributable to common stockholders - basic	(597)	256,184
Net income (loss) attributable to common stockholders - diluted	$ (597)	$ 256,184
Basic weighted-average shares outstanding	0	79,774,081
Dilutive effect of service based restricted stock units	0	24,457
Diluted weighted-average shares outstanding	0	79,798,538
Net Income (Loss) Per Share, Basic	$ 0	$ 3.21
Net Income (Loss) Per Share, Diluted	$ 0	$ 3.21